Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Earnings per share

	2022	2022	2021	2021	2020
	Class A	Class B	Class A	Class B	Class A

Weighted number of outstanding shares	282,195,495	345,437,500	264,171,208	241,333,048	265,684,627
Weighted number of shares with dilutive effects	2,354,500	6,891,423	—	—	—
Weighted number of outstanding shares (diluted and undiluted)	284,549,995	352,328,923	264,171,208	241,333,048	265,684,627

Net income / (loss) (mCHF)	51.4	6.3	(156.0)	(14.2)	(27.5)
Basic EPS (CHF)	0.18	0.02	(0.59)	(0.06)	(0.10)
Diluted EPS (CHF)	0.18	0.02	(0.59)	(0.06)	(0.10)